SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES, Revenue Recognition (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of disaggregation of revenue from contracts with customers [Abstract]
Useful life of mining data center		13 years
Revenue		$ 349,782	$ 368,554	$ 333,342
Contract assets		0	0
Contract liabilities		129,200	144,300
Deferred revenues		$ 48,600	$ 54,200	$ 102,300
Computer Equipment [Member]
Disclosure of disaggregation of revenue from contracts with customers [Abstract]
Estimated useful life		2 years
Customer One [Member]
Disclosure of disaggregation of revenue from contracts with customers [Abstract]
Percentage of entity's revenue			19.05%	20.07%
Customer One [Member] | Maximum [Member]
Disclosure of disaggregation of revenue from contracts with customers [Abstract]
Percentage of entity's revenue		10.00%	10.00%
Self Mining [Member]
Disclosure of disaggregation of revenue from contracts with customers [Abstract]
Revenue		$ 163,086	$ 111,683	$ 62,359
Hash Rate Subscription [Member]
Disclosure of disaggregation of revenue from contracts with customers [Abstract]
Revenue		27,470	40,290	77,862
Electricity Subscription [Member]
Disclosure of disaggregation of revenue from contracts with customers [Abstract]
Revenue		12,069	27,419	39,525
Additional Consideration from Cloud Hash Rate Arrangements under Acceleration Mode [Member]
Disclosure of disaggregation of revenue from contracts with customers [Abstract]
Revenue		229	172	3,954
Sales of Mining Rigs [Member]
Disclosure of disaggregation of revenue from contracts with customers [Abstract]
Revenue		585	2	705
Cloud Hosting Arrangements [Member]
Disclosure of disaggregation of revenue from contracts with customers [Abstract]
Revenue	[1]	1,058	3,248	12,723
General Hosting [Member]
Disclosure of disaggregation of revenue from contracts with customers [Abstract]
Revenue		67,643	97,321	99,251
Membership Hosting [Member]
Disclosure of disaggregation of revenue from contracts with customers [Abstract]
Revenue		63,981	79,906	26,056
Others [Member]
Disclosure of disaggregation of revenue from contracts with customers [Abstract]
Revenue	[2]	$ 13,661	$ 8,513	$ 10,907
Cloverpool (formerly known as BTC.com pool) [Member]
Disclosure of disaggregation of revenue from contracts with customers [Abstract]
Percentage of entity's revenue				14.94%

[1]	The Group did not generate any revenue from the additional consideration from Cloud Hosting arrangements offered under accelerator mode for the years ended December 31, 2024, 2023 and 2022.
[2]	Others include revenue generated primarily from providing technical and human resources service, repairment services of hosted mining rigs, lease of investment properties, the sale of mining rigs peripherals, the sale of containerized solution product and providing Cloud HPC and AI services.